Investments in associates and joint ventures - Movement of investments in associates and joint ventures (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Investments in associates and joint ventures
Opening balance	$ 8,418,632
Capital contributions	11,601
Effects of equity method through:
Profit or loss	386,291	$ 497,135
Equity	(37,769)
Dividends declared	(195,704)
Closing balance	8,583,051
Joint ventures
Investments in associates and joint ventures
Opening balance	5,875,015
Capital contributions	11,601
Effects of equity method through:
Profit or loss	315,915
Equity	(86,471)
Dividends declared	(95,585)
Closing balance	6,020,475
Associates
Investments in associates and joint ventures
Opening balance	2,543,617
Capital contributions	0
Effects of equity method through:
Profit or loss	70,376
Equity	48,702
Dividends declared	(100,119)
Closing balance	$ 2,562,576